DESCRIPTION OF BUSINESS	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

Ohr Pharmaceutical, Inc. (“we,” “us,” “our,” “Ohr,” or the “Company”) is a pharmaceutical company which has been focused on the development of novel therapeutics and delivery technologies for the treatment of ocular disease.